Shareholder Report, Average Annual Return (Details) 74200008300_Franklin Templeton SMACS Series CH_Single Class_TSR Annual {Class A}	12 Months Ended	60 Months Ended	87 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Class Advisor
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Templeton SMACS: Series CH
Average Annual Return, Percent	6.92%	0.57%	2.28%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.65%
Bloomberg Municipal Bond California Exempt Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond California Exempt Index
Average Annual Return, Percent	3.85%	0.53%	1.59%